Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investment [Line Items]
Short-term investments	$ 16,193	¥ 104,897	¥ 911,242
Short-term investments
Investment [Line Items]
Held-to-maturity securities	15,792	102,300	911,242
Short-term investments | Fixed rate time deposits
Investment [Line Items]
Held-to-maturity securities			11,242
Short-term investments | Floating Rate Principal Unguaranteed Investments
Investment [Line Items]
Held-to-maturity securities	15,792	102,300
Short-term investments | Fixed rate principal guaranteed investments
Investment [Line Items]
Held-to-maturity securities			¥ 900,000
Short-term investments | Convertible Note
Investment [Line Items]
Available-for-sale securities	$ 401	¥ 2,597